LOANS, Allowance for Loan Losses (FY) (Details) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($) qtr	Jun. 30, 2018 USD ($) qtr		Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($) qtr
Allowance for Loan Losses [Roll Forward]
Beginning balance	$ 3,780	$ 3,471	$ 3,599	[1]	$ 3,393	$ 3,393		$ 3,723
Provision for (recovery) of loan losses	88	64	340		215	704		(27)
Charge-offs	(56)	(359)	(135)		(437)	(735)		(440)
Recoveries	32	37	40		42	237		137
Ending balance	3,844	$ 3,213	$ 3,844		3,213	3,599	[1]	$ 3,393
Look-back weighted period for average loss rates | qtr		20	20					10
Increase in allowance for Loan Losses		$ 240
Commercial Real Estate [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	2,459	1,692	$ 2,260		1,607	1,607		$ 2,173
Provision for (recovery) of loan losses	18	332	264		414	708		(590)
Charge-offs	0	(73)	(50)		(73)	(208)		(71)
Recoveries	27	3	30		6	153		95
Ending balance	2,504	1,954	2,504		1,954	2,260		1,607
Commercial [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance			634		1,171	1,171		542
Provision for (recovery) of loan losses						(218)		913
Charge-offs						(369)		(301)
Recoveries						50		17
Ending balance						634		1,171
Residential Mortgage [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	527	444	505		427	427		482
Provision for (recovery) of loan losses	55	69	77		152	126		(55)
Charge-offs	(50)	0	(50)		(66)	(66)		0
Recoveries	0	11	0		11	18		0
Ending balance	$ 532	$ 524	532		524	505		427
Consumer and Home Equity Lines [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance			$ 200		188	188		328
Provision for (recovery) of loan losses						88		(97)
Charge-offs						(92)		(68)
Recoveries						16		25
Ending balance						200		188
Unallocated [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance					$ 0	$ 0		198
Provision for (recovery) of loan losses								(198)
Charge-offs								0
Recoveries								0
Ending balance								$ 0

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.